Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 11,879	R$ 14,986
Changes in property, plant and equipment [abstract]
Additions	3,816
Depreciation additions		(2,167)
Disposals	(356)	(856)
Hyperinflation adjustment	0	(659)
Transfers		0
Exchange variations	11	575
Balance at end of period	15,350	11,879
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	25,002	29,404
Changes in property, plant and equipment [abstract]
Additions	9,580	3,004
Disposals	(4,441)	(7,293)
Hyperinflation adjustment	131	18
Transfers		124
Exchange variations	69	(255)
Balance at end of period	30,341	25,002
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(13,123)	(14,418)
Changes in property, plant and equipment [abstract]
Depreciation additions	(5,764)	(5,171)
Disposals	4,085	6,437
Hyperinflation adjustment	(131)	(677)
Transfers		(124)
Exchange variations	(58)	830
Balance at end of period	R$ (14,991)	R$ (13,123)
Furniture and fixtures
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 288
Changes in property, plant and equipment [abstract]
Balance at end of period	135	R$ 288
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	800	724
Changes in property, plant and equipment [abstract]
Additions	0	62
Disposals	0	(79)
Hyperinflation adjustment	0	0
Transfers		93
Exchange variations	0	0
Balance at end of period	800	800
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(512)	(358)
Changes in property, plant and equipment [abstract]
Depreciation additions	(153)	(98)
Disposals	0	29
Hyperinflation adjustment	0	0
Transfers		(85)
Exchange variations	0	0
Balance at end of period	R$ (665)	R$ (512)
Leasehold improvements
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 347
Changes in property, plant and equipment [abstract]
Balance at end of period	184	R$ 347
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,609	1,607
Changes in property, plant and equipment [abstract]
Additions	0	2
Disposals	0	0
Hyperinflation adjustment	0	0
Transfers		0
Exchange variations	0	0
Balance at end of period	1,609	1,609
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,262)	(1,100)
Changes in property, plant and equipment [abstract]
Depreciation additions	(163)	(163)
Disposals	0	1
Hyperinflation adjustment	0	0
Transfers		0
Exchange variations	0	0
Balance at end of period	R$ (1,425)	R$ (1,262)
Data processing equipment
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 11,159
Changes in property, plant and equipment [abstract]
Balance at end of period	14,952	R$ 11,159
Data processing equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	22,500	26,541
Changes in property, plant and equipment [abstract]
Additions	9,580	2,940
Disposals	(4,441)	(6,636)
Hyperinflation adjustment	131	18
Transfers		(108)
Exchange variations	69	(255)
Balance at end of period	27,839	22,500
Data processing equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(11,341)	(12,548)
Changes in property, plant and equipment [abstract]
Depreciation additions	(5,442)	(4,902)
Disposals	4,085	5,945
Hyperinflation adjustment	(131)	(677)
Transfers		11
Exchange variations	(58)	830
Balance at end of period	R$ (12,887)	R$ (11,341)
Machinery and equipment
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 85
Changes in property, plant and equipment [abstract]
Balance at end of period	79	R$ 85
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	93	374
Changes in property, plant and equipment [abstract]
Additions	0	0
Disposals	0	(272)
Hyperinflation adjustment	0	0
Transfers		(9)
Exchange variations	0	0
Balance at end of period	93	93
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(8)	(294)
Changes in property, plant and equipment [abstract]
Depreciation additions	(6)	(8)
Disposals	0	237
Hyperinflation adjustment	0	0
Transfers		57
Exchange variations	0	0
Balance at end of period	(14)	(8)
Other fixed assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0	158
Changes in property, plant and equipment [abstract]
Additions		0
Disposals		(306)
Hyperinflation adjustment		0
Transfers		148
Exchange variations		0
Balance at end of period		0
Other fixed assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	R$ 0	(118)
Changes in property, plant and equipment [abstract]
Depreciation additions		0
Disposals		225
Hyperinflation adjustment		0
Transfers		(107)
Exchange variations		0
Balance at end of period		R$ 0
Other fixed assets | Minimum
Property, plant and equipment
Average annual depreciation rates (%)		10.00%
Other fixed assets | Maximum
Property, plant and equipment
Average annual depreciation rates (%)		20.00%